Bridge Loan Payable, Net - Schedule of Bridge Loan Payable (Details) - Bridge Loan Payable [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Principal amount	$ 125,000	$ 375,000
Less: unamortized debt issuance costs	(748)	(14,441)
Less: unamortized debt discount	(8,452)	(163,218)
Convertible note payable, net	$ 115,800	$ 197,341